Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combination
Summary of preliminary fair values of assets acquired and liabilities assumed by BRELF II

Consideration paid:	$ (in thousands)
Cash	$102,245
Common stock	479,619
Total consideration paid	$581,864

Assets acquired:
Cash and cash equivalents	88,505
Investment in real property	8,413
Mortgage notes receivable	344,837
Interest and fees receivable	2,743
Intangible assets	1,000
Other assets	174
Total Assets	445,672

Liabilities assumed:
Accounts payable and accrued liability	205
Other liabilities	568
Total Liabilities	773
Net assets acquired	444,899
Goodwill	$136,965

Consideration paid:	$ (in thousands)
Cash	$102,245
Common stock	479,619
Total consideration paid	$581,864

Assets acquired:
Cash and cash equivalents	88,505
Investment in real property	8,413
Mortgage notes receivable	344,837
Interest and fees receivable	2,743
Intangible assets	6,000
Other assets	174
Total Assets	450,672

Liabilities assumed:
Accounts payable and accrued liability	205
Other liabilities	568
Total Liabilities	773
Net assets acquired	449,899

Goodwill	$131,965